Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	May 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) instrument $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jul. 31, 2023 shares
Redeemable Convertible Preferred Stock
Offering cost					$ 485
Derivative liability				$ 2,100
Derivative liability reclassified to temporary equity			$ 2,200
Number of Freestanding Financial Instruments | instrument		2
Fair value of freestanding instrument		$ 8,900
Series B-2 redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Shares issued | shares			4,221,170	10,722,340
Proceeds from issuance of shares			$ 21,100	$ 53,600
Issue price per share | $ / shares			$ 5	$ 5
Number of convertible preferred shares issued | shares						1,277,660
Series B-2 redeemable convertible preferred stock | Maximum
Redeemable Convertible Preferred Stock
Offering cost			$ 100
Series B-2A redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Shares issued | shares			1,778,830	1,277,660
Proceeds from issuance of shares			$ 8,900	$ 6,400
Issue price per share | $ / shares			$ 5.00	$ 5.00
Series C redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Shares issued | shares	41,264,892	41,264,891
Proceeds from issuance of shares	$ 129,500	$ 129,500
Offering cost	$ 200	$ 400
Issue price per share | $ / shares	$ 3.13826	$ 3.13826
Derivative liability reclassified to temporary equity	$ 14,300
Number of Freestanding Financial Instruments | instrument		2
Series C-1 redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Issue price per share | $ / shares		$ 4
Series B-2, B-2A redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Offering cost				$ 200
Voting common stock
Redeemable Convertible Preferred Stock
Number of shares issued upon conversion | shares		0.1